Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State and municipal [Member]	Dec. 31, 2011 State and municipal [Member]	Dec. 31, 2012 Mortgage-backed - residential [Member]	Dec. 31, 2011 Mortgage-backed - residential [Member]
Reconciliation of all Assets Measured at Fair Value on a Recurring Basis
Beginning Balance	$ 0	$ 3,502	$ 320
State and Municipal:
Purchases				0	2,588
Maturities				(2,984)	0
Transfers from Level 2 to Level 3				0	898
Transfers from Level 3 to Level 2				(502)	(300)	(13)	0
Mortgage Backed Securities:
Principal repayments						(3)	(4)
Transfers from Level 3 to Level 2				(502)	(300)	(13)	0
Ending balance	$ 0	$ 3,502	$ 320